Schedule I - Condensed Financial Information of Parent, Restatement of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended															12 Months Ended
		Jul. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash Flows from Operating Activities [Abstract]
Net income			$ 19,145	$ 27,483		$ (43,695)		$ 19,865	[1]	$ 17,314	[1]	$ 13,471		$ 21,746		$ 7,653	[1]	$ 22,798	$ 60,184	[1]	$ 53,940	[1]
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings from unconsolidated subsidiary																		(1,159)	(3,562)	[1]	(1,491)	[1]
Deferred income taxes																		4,919	8,431	[1]	3,670	[1]
Share-based compensation																		195	30	[1]	3,177	[1]
Distributions from unconsolidated subsidiary																		0	5,501	[1]	0	[1]
Changes in operating assets and liabilities [Abstract]
Other assets																		137	(1,589)	[1]	(1,969)	[1]
Payable to related parties																		(19,407)	(12,848)	[1]	(7,613)	[1]
Net cash flows provided by operating activities																		214,923	227,165	[1]	181,474	[1]
Cash Flows from Investing Activities [Abstract]
Net cash flows provided by (used in) investing activities																		480,537	(840,559)	[1]	(608,590)	[1]
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid		$ 172,600																0	0	[1]	172,595	[1]
Proceeds from issuance of unsecured borrowings																		0	396,563	[1]	291,389	[1]
Debt issuance costs																		(933)	(1,803)	[1]	(11,825)	[1]
Shares repurchased																		(81,432)	0	[1]	0	[1]
Dividends paid																		(41,388)	(41,392)	[1]	(30,531)	[1]
Dividend equivalents																		(1,054)	(1,426)	[1]	(940)	[1]
Net cash flows (used in) provided by financing activities																		(756,598)	546,482	[1]	668,464	[1]
Net increase (decrease) in cash and cash equivalents																		(61,562)	(66,912)	[1]	241,348	[1]
Cash and cash equivalents at beginning of year	[1]							337,560								404,472		337,560	404,472		163,124
Cash and cash equivalents at end of year			275,998							337,560	[1]							275,998	337,560	[1]	404,472	[1]
Cash paid during the year for [Abstract]
Interest																		132,780	119,745	[1]	97,481	[1]
Taxes																		384	188	[1]	84	[1]
As Previously Reported [Member]
Cash Flows from Operating Activities [Abstract]
Net income																			56,077		52,476
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings from unconsolidated subsidiary																			(2,456)		(1,871)
Share-based compensation																			30		3,177
Distributions from unconsolidated subsidiary																			5,501		0
Changes in operating assets and liabilities [Abstract]
Other assets																			(1,589)		(1,969)
Payable to related parties																			(12,848)		(10,544)
Net cash flows provided by operating activities																			227,165		181,474
Cash Flows from Investing Activities [Abstract]
Net cash flows provided by (used in) investing activities																			(840,559)		(608,590)
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid																			0		172,595
Proceeds from issuance of unsecured borrowings																			396,563		291,389
Debt issuance costs																			(1,803)		(11,825)
Shares repurchased																			0		0
Dividends paid																			(41,392)		(30,531)
Dividend equivalents																			(1,426)		(940)
Net cash flows (used in) provided by financing activities																			546,482		668,464
Net increase (decrease) in cash and cash equivalents																			(66,912)		241,348
Cash and cash equivalents at beginning of year								337,560								404,472		337,560	404,472		163,124
Cash and cash equivalents at end of year										337,560									337,560		404,472
Cash paid during the year for [Abstract]
Interest																			119,745		97,481	[1]
Taxes																			188		84	[1]
Adjustments [Member]
Cash Flows from Operating Activities [Abstract]
Net income																			4,107		1,464
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings from unconsolidated subsidiary																			(1,106)		380
Share-based compensation																			0		0
Distributions from unconsolidated subsidiary																			0		0
Changes in operating assets and liabilities [Abstract]
Other assets																			0		0
Payable to related parties																			0		2,931
Net cash flows provided by operating activities																			0		0
Cash Flows from Investing Activities [Abstract]
Net cash flows provided by (used in) investing activities																			0		0
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid																			0		0
Proceeds from issuance of unsecured borrowings																			0		0
Debt issuance costs																			0		0
Shares repurchased																			0		0
Dividends paid																			0		0
Dividend equivalents																			0		0
Net cash flows (used in) provided by financing activities																			0		0
Net increase (decrease) in cash and cash equivalents																			0		0
Cash and cash equivalents at beginning of year								0								0		0	0		0
Cash and cash equivalents at end of year										0									0		0
Cash paid during the year for [Abstract]
Interest																			0		0
Taxes																			0		0
Fly Leasing Limited [Member]
Cash Flows from Operating Activities [Abstract]
Net income																		22,798	60,184	[1]	53,940	[1]
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings of subsidiaries																		(17,065)	(59,447)	[1]	(52,980)	[1]
Equity in earnings from unconsolidated subsidiary																		(1,159)	(3,562)	[1]	(1,491)	[1]
Deferred income taxes																		(2,276)	(2,004)	[1]	(1,654)	[1]
Share-based compensation																		195	30	[1]	3,177	[1]
Amortization of debt discount and others																		1,982	1,537	[1]	76	[1]
Distributions from unconsolidated subsidiary																		0	5,501	[1]	0	[1]
Changes in operating assets and liabilities [Abstract]
Receivable from subsidiaries																		132,843	117,806	[1]	12,797	[1]
Other assets																		1,060	(1,672)	[1]	45	[1]
Payable to related parties																		(867)	(48)	[1]	(1,435)	[1]
Accrued and other liabilities																		483	7,211	[1]	670	[1]
Net cash flows provided by operating activities																		137,994	125,536	[1]	13,145	[1]
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries																		0	(5,058)	[1]	(256,515)	[1]
Distributions received from subsidiaries																		53,500	1,925	[1]	6,000	[1]
Capital contributions to unconsolidated subsidiary																		(2,009)	0	[1]	0	[1]
Distributions received from unconsolidated subsidiary																		0	1,132	[1]	0	[1]
Notes receivable from subsidiaries																		(650,083)	(628,994)	[1]	0	[1]
Notes payable to subsidiaries																		505,273	94,101	[1]	0	[1]
Net cash flows provided by (used in) investing activities																		(93,319)	(536,894)	[1]	(250,515)	[1]
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid																		0	0	[1]	172,595	[1]
Proceeds from issuance of unsecured borrowings																		0	396,563	[1]	291,389	[1]
Debt issuance costs																		0	(1,116)	[1]	0	[1]
Shares repurchased																		(81,432)	0	[1]	0	[1]
Dividends paid																		(41,388)	(41,392)	[1]	(30,531)	[1]
Dividend equivalents																		(1,054)	(1,426)	[1]	(940)	[1]
Net cash flows (used in) provided by financing activities																		(123,874)	352,629	[1]	432,513	[1]
Net increase (decrease) in cash and cash equivalents																		(79,199)	(58,729)	[1]	195,143	[1]
Cash and cash equivalents at beginning of year	[1]							218,538								277,267		218,538	277,267		82,124
Cash and cash equivalents at end of year			$ 139,339							218,538	[1]							139,339	218,538	[1]	277,267	[1]
Cash paid during the year for [Abstract]
Interest																		46,723	21,488	[1]	0	[1]
Taxes																		0	0	[1]	0	[1]
Fly Leasing Limited [Member] | As Previously Reported [Member]
Cash Flows from Operating Activities [Abstract]
Net income																			56,077		52,476
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings of subsidiaries																			(56,446)		(51,136)
Equity in earnings from unconsolidated subsidiary																			(2,456)		(1,871)
Deferred income taxes																			(2,004)		(1,654)
Share-based compensation																			30		3,177
Amortization of debt discount and others																			1,537		76
Distributions from unconsolidated subsidiary																			5,501		0
Changes in operating assets and liabilities [Abstract]
Receivable from subsidiaries																			117,806		12,797
Other assets																			(1,672)		45
Payable to related parties																			(48)		(1,435)
Accrued and other liabilities																			7,211		670
Net cash flows provided by operating activities																			125,536		13,145
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries																			(5,058)		(256,515)
Distributions received from subsidiaries																			1,925		6,000
Capital contributions to unconsolidated subsidiary																			0		0
Distributions received from unconsolidated subsidiary																			1,132		0
Notes receivable from subsidiaries																			(628,994)		0
Notes payable to subsidiaries																			94,101		0
Net cash flows provided by (used in) investing activities																			(536,894)		(250,515)
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid																			0		172,595
Proceeds from issuance of unsecured borrowings																			396,563		291,389
Debt issuance costs																			(1,116)		0
Shares repurchased																			0		0
Dividends paid																			(41,392)		(30,531)
Dividend equivalents																			(1,426)		(940)
Net cash flows (used in) provided by financing activities																			352,629		432,513
Net increase (decrease) in cash and cash equivalents																			(58,729)		195,143
Cash and cash equivalents at beginning of year								218,538								277,267		218,538	277,267		82,124
Cash and cash equivalents at end of year										218,538									218,538		277,267
Cash paid during the year for [Abstract]
Interest																			21,488		0
Taxes																			0		0
Fly Leasing Limited [Member] | Adjustments [Member]
Cash Flows from Operating Activities [Abstract]
Net income																			4,107		1,464
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings of subsidiaries																			(3,001)		(1,844)
Equity in earnings from unconsolidated subsidiary																			(1,106)		380
Deferred income taxes																			0		0
Share-based compensation																			0		0
Amortization of debt discount and others																			0		0
Distributions from unconsolidated subsidiary																			0		0
Changes in operating assets and liabilities [Abstract]
Receivable from subsidiaries																			0		0
Other assets																			0		0
Payable to related parties																			0		0
Accrued and other liabilities																			0		0
Net cash flows provided by operating activities																			0		0
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries																			0		0
Distributions received from subsidiaries																			0		0
Capital contributions to unconsolidated subsidiary																			0		0
Distributions received from unconsolidated subsidiary																			0		0
Notes receivable from subsidiaries																			0		0
Notes payable to subsidiaries																			0		0
Net cash flows provided by (used in) investing activities																			0		0
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of shares, net of fees paid																			0		0
Proceeds from issuance of unsecured borrowings																			0		0
Debt issuance costs																			0		0
Shares repurchased																			0		0
Dividends paid																			0		0
Dividend equivalents																			0		0
Net cash flows (used in) provided by financing activities																			0		0
Net increase (decrease) in cash and cash equivalents																			0		0
Cash and cash equivalents at beginning of year								$ 0								$ 0		$ 0	0		0
Cash and cash equivalents at end of year										$ 0									0		0
Cash paid during the year for [Abstract]
Interest																			0		0
Taxes																			$ 0		$ 0

[1]	As restated